PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 765,547,547	$ 107,825,117	¥ 699,244,375	¥ 330,198,744
Investments in equity securities	26,076,169	3,672,752	41,361,346
Amounts due from a related party	19,928,781	2,806,910	425,741,077
Other current assets	117,047,122	16,485,741	115,762,697
Total current assets	1,626,759,605	229,124,298	1,814,583,652
Non-current assets:
TOTAL ASSETS	5,066,798,878	713,643,696	5,683,895,279
Current liabilities:
Short-term bank loans	116,800,000	16,450,936	156,300,000
Long-term bank loans, current portion	200,000	28,169	141,800,000
Amounts due to related parties	¥ 16,310,293	$ 2,297,257	¥ 21,717,203
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 1,341,596,276	$ 188,959,883	¥ 1,544,078,776
Non-current liabilities:
Long-term bank loans, non-current portion	56,800,000	8,000,113	160,000,000
Other long-term liabilities	111,711,750	15,734,271	124,504,589
Total liabilities	3,586,765,383	505,185,338	4,025,502,387
Shareholders' equity:
Treasury Stock	36,677,832	5,165,965	16,971,057
Additional paid-in capital	1,680,713,349	236,723,524	2,080,450,699
Retained earnings / (Accumulated losses)	(568,339,799)	(80,048,986)	(817,544,056)
Accumulated other comprehensive income	28,401,282	4,000,237	27,732,104
Total GreenTree Hospitality Group Ltd.'s shareholders' equity	1,442,218,280	203,132,196	1,611,788,970
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,066,798,878	713,643,696	5,683,895,279
Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	31,350,733	222,587,070
Common Class B
Shareholders' equity:
Ordinary shares, value	115,534,210	16,272,653	115,534,210
Parent Company
Current assets
Cash and cash equivalents	13,423,750	1,890,696	15,788,863
Investments in equity securities	978,841	137,867	3,094,133
Other current assets	321,495	45,282
Total current assets	140,685,055	19,815,076	489,267,798
Non-current assets:
Investments in subsidiaries	2,179,129,452	306,923,964	1,803,139,078
Investments in equity securities	44,324,789	6,243,016	33,408,446
TOTAL ASSETS	2,364,139,296	332,982,056	2,325,815,322
Current liabilities:
Short-term bank loans	116,800,000	16,450,936
Long-term bank loans, current portion	200,000	28,169	121,800,000
Amounts due to related parties	¥ 748,121,016	$ 105,370,642	¥ 592,226,352
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Subsidiaries	Subsidiaries	Subsidiaries
Total current liabilities	¥ 865,121,016	$ 121,849,747	¥ 714,026,352
Non-current liabilities:
Long-term bank loans, non-current portion	56,800,000	8,000,113
Total liabilities	921,921,016	129,849,860	714,026,352
Shareholders' equity:
Treasury Stock	(36,677,832)	(5,165,965)	(16,971,057)
Additional paid-in capital	1,680,713,349	236,723,524	2,080,450,699
Retained earnings / (Accumulated losses)	(568,339,799)	(80,048,986)	(817,544,056)
Accumulated other comprehensive income	28,401,282	4,000,237	27,732,104
Total GreenTree Hospitality Group Ltd.'s shareholders' equity	1,442,218,280	203,132,196	1,611,788,970
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,364,139,296	332,982,056	2,325,815,322
Parent Company | Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	31,350,733	222,587,070
Parent Company | Common Class B
Shareholders' equity:
Ordinary shares, value	115,534,210	16,272,653	115,534,210
Parent Company | Subsidiaries
Current assets
Amounts due from a related party	¥ 125,960,969	$ 17,741,231	122,364,821
Parent Company | Related party
Current assets
Amounts due from a related party			¥ 348,019,981